Financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial assets and liabilities

19. Financial assets and liabilities

a)	Classification

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

		December 31, 2025				December 31, 2024
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents (i)		7,372	–	–	7,372	4,953	–	–	4,953
Short-term investments (ii)		–	–	194	194	–	–	53	53
Derivative financial instruments	20	–	–	414	414	–	–	53	53
Accounts receivable	7	161	–	2,136	2,297	374	–	1,984	2,358
		7,533	–	2,744	10,277	5,327	–	2,090	7,417
Non-current
Judicial deposits	27(c)	651	–	–	651	537	–	–	537
Restricted cash	23	9	–	–	9	13	–	–	13
Derivative financial instruments	20	–	–	203	203	–	–	15	15
Investments in equity securities	23	–	63	–	63	–	54	–	54
		660	63	203	926	550	54	15	619
Total of financial assets		8,193	63	2,947	11,203	5,877	54	2,105	8,036

Financial liabilities
Current
Suppliers and other payables	9	5,565	–	–	5,565	4,234	–	–	4,234
Derivative financial instruments	20	–	–	94	94	–	–	197	197
Loans and borrowings	21	518	–	–	518	1,020	–	–	1,020
Leases	22	160	–	–	160	147	–	–	147
Subordinate notes	23(a)	4			4	–	–	–	–
Railway concession	16	570	–	–	570	467	–	–	467
Other financial liabilities - Related parties	33	235	–	–	235	291	–	–	291
Other financial liabilities	23	322	–	–	322	588	–	–	588
		7,374	–	94	7,468	6,747	–	197	6,944
Non-current
Derivative financial instruments	20	–	–	52	52	–	–	428	428
Loans and borrowings	21	17,616	–	–	17,616	13,772	–	–	13,772
Leases	22	508	–	–	508	566	–	–	566
Subordinate notes	23(a)	741	–	–	741	–	–	–	–
Participative shareholders' debentures	23(b)	–	–	2,254	2,254	–	–	2,217	2,217
Railway concession	16	1,824	–	–	1,824	1,887	–	–	1,887
Other financial liabilities	23	–	–	–	–	32	–	–	32
		20,689	–	2,306	22,995	16,257	–	2,645	18,902
Total of financial liabilities		28,063	–	2,400	30,463	23,004	–	2,842	25,846

(i) Includes US$2,531 (2024: US$1,709) denominated in R$, US$4,612 (2024: US$3,048) denominated in US$ and US$229 (2024: US$196) denominated in other currencies.

(ii) It substantially comprises investments in debt securities and investments in exclusive investment funds, whose portfolio is composed of repo operations and bank certificates of deposit ("CDBs").

b) Hierarchy of fair value

		December 31, 2025				December 31, 2024
	Notes	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments		33	161	–	194	53	–	–	53
Derivative financial instruments	20	–	617	–	617	–	68	–	68
Accounts receivable	7	–	2,136	–	2,136	–	1,984	–	1,984
Investments in equity securities	23	–	63	–	63	–	54	–	54
		33	2,977	–	3,010	53	2,106	–	2,159

Financial liabilities
Derivative financial instruments	20	–	146	–	146	–	625	–	625
Participative shareholders' debentures	23(b)	–	2,254	–	2,254	–	2,217	–	2,217
		–	2,400	–	2,400	–	2,842	–	2,842

There were no transfers between levels 1, 2 and 3 of the fair value hierarchy during the period presented.

c) Fair value of loans, borrowings and subordinated notes

Loans. borrowings and subordinated notes are measured at amortized cost. To determine the fair value of these financial instruments traded in secondary markets, the closing market quotations on the balance sheet dates were used. The carrying amount of the other financial liabilities measured at amortized cost represents a reasonable approximation of their respective fair value.

	December 31, 2025		December 31, 2024
	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	7,683	8,034	7,267	7,245
Debentures	2,370	2,351	1,272	1,275
Total loans and borrowings	10,053	10,385	8,539	8,520

Subordinated notes	745	748	-	-

Accounting policy

Classification and measurement - The Company classifies financial instruments based on its business model for managing the assets and the contractual cash flow characteristics of those assets. The business model test determines the classification based on the business purpose for holding the asset and whether the contractual cash flows represent only payments of principal and interest.

Financial instruments are measured at fair value through profit or loss (“FVTPL”) unless certain conditions are met that permit measurement at fair value through other comprehensive income (“FVOCI”) or amortized cost. Gains and losses recorded in other comprehensive income for debt instruments are recognized in profit or loss only on disposal.

Investments in equity instruments are measured at FVTPL unless they are eligible to be measured at FVOCI, whose gains and losses are never recycled to profit or loss.

All financial liabilities are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Excepts for Participative shareholders’ debentures and Derivative financial instruments that are measured at FVTPL.

Fair value hierarchy - The Company classifies financial instruments within the fair value hierarchy as:

Level 1: The fair value of financial instruments traded in active markets (e.g. derivatives and publicly traded shares) is based on quoted market prices at the end of the financial statements period.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over the counter derivatives) is determined using valuation techniques that maximize the use of observable market data. If all significant data required for the fair value of an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant data are not based on observable market data, the instrument is included in level 3. The fair value of derivatives classified as level 3 is estimated using discounted cash flows and option valuation models with unobservable inputs of discount rates, stock prices and commodity prices.